Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income before income taxes

($ in millions)
For the year ended December 31:	2024	2023	2022
Income/(loss) from continuing operations before income taxes
U.S. operations (1)	$(3,405)	$(227)	$(6,602)
Non-U.S. operations	9,202	8,917	7,758
Total income from continuing operations before income taxes	$5,797	$8,690	$1,156
(1)2024 and 2022 include the impact of a pension settlement charge of $2.7 billion and $5.9 billion, respectively. Refer to note U, “Retirement-Related Benefits,” for additional information.

Components of the provision for income taxes by geographic operations and taxing jurisdiction
The components of the income from continuing operations provision for/(benefit from) income taxes by taxing jurisdiction were as follows:

($ in millions)
For the year ended December 31:	2024	2023	2022
U.S. federal
Current	$(335)	$560	$391
Deferred	(2,204)	(1,371)	(2,645)
	$(2,539)	$(811)	$(2,253)
U.S. state and local
Current	$152	$127	$184
Deferred	(335)	(162)	(486)
	$(183)	$(34)	$(302)
Non-U.S.
Current	$2,301	$1,594	$1,676
Deferred	203	428	252
	$2,504	$2,022	$1,929
Total continuing operations provision for/(benefit from) income taxes	$(218)	$1,176	$(626)
Discontinued operations provision for/(benefit from) income taxes	$6	$(9)	$124
Total provision for/(benefit from) income taxes	$(212)	$1,167	$(503)

Effective income tax rate reconciliation
A reconciliation of the statutory U.S. federal tax rate to the company’s effective tax rate from continuing operations was as follows:

For the year ended December 31:	2024	2023	2022
Statutory rate	21%	21%	21%
Tax differential on foreign income (1)	(13)	(3)	(29)
Domestic incentives (1)	(7)	(5)	(24)
State and local (1)	(2)	0	(21)
Other (1)	(3)	1	(1)
Effective rate	(4)%	14%	(54)%
(1)2024 includes the impacts of pension settlement charges on tax differential on foreign income, domestic incentives, state and local, and other of (4) points, (3) points, (2) points, and (1) point, respectively. 2022 includes the impacts of a pension settlement charge on tax differential on foreign income, domestic incentives, state and local, and other of (24) points, (20) points, (21) points, and (1) point, respectively. Refer to note U, “Retirement-Related Benefits,” for additional information.
Percentages rounded for disclosure purposes.

Components of deferred tax assets and liabilities
Deferred Tax Assets

($ in millions)
At December 31:	2024	2023
Retirement benefits	$1,898	$2,269
Leases	1,157	1,055
Share-based and other compensation	796	720
Tax losses/credits (1) (2)	3,615	3,069
Deferred income	790	682
Bad debt, inventory and warranty reserves	198	305
Depreciation	238	205
Accruals (includes restructuring charges) (2)	395	347
Intangible assets	2,482	2,774
Capitalized research and development	4,185	3,524
Other (2)	784	917
Gross deferred tax assets	16,537	15,868
Less: valuation allowance	1,223	765
Net deferred tax assets	$15,314	$15,103
Deferred Tax Liabilities

($ in millions)
At December 31:	2024	2023
Goodwill and intangible assets	$3,147	$3,054
GILTI deferred taxes	1,200	2,195
Leases and right-of-use assets	1,483	1,369
Depreciation	438	523
Retirement benefits	1,478	1,443
Undistributed foreign earnings	211	192
Hedging (2)	448	30
Other (2)	746	786
Gross deferred tax liabilities	$9,151	$9,593
(1)Includes domestic tax loss/credit carryforwards and foreign tax loss/credit carryforwards.
(2)Prior-year amounts have been reclassified to conform to the change in 2024 presentation.

Reconciliation of unrecognized tax benefits	A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

($ in millions)
	2024	2023	2022
Balance at January 1	$8,772	$8,728	$8,709
Additions based on tax positions related to the current year	667	296	355
Additions for tax positions of prior years	452	231	174
Reductions for tax positions of prior years	(955)	(457)	(470)
Settlements	(61)	(26)	(41)
Balance at December 31	$8,875	$8,772	$8,728